Acquisition and Disposition of Companies (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operations:
Net income (loss) from discontinued operations	$ 0	$ 0	$ 4,826
Amortization	(24)	(14)	0
Foreign currency translation	(1,258)	1,274	70
Gain from disposition of subsidiary			(4,879)
Changes in non-cash working capital items:
Receivables and prepaids	5	42	(91)
Accounts payable and accrued liabilities	88	69	(923)
Operating cash flow (used by) provided from discontinued operations	0	0	(55)
Investing:
Mineral property interests, net of recoveries	62	78	(198)
Cash used by investing activities from discontinued operations	0	0	(409)
Discontinued operations [Member]
Operations:
Net income (loss) from discontinued operations	0	0	4,826
Amortization	0	0	2
Foreign currency translation	0	0	(14)
Gain from disposition of subsidiary	0	0	(4,879)
Loss from derivative liability	0	0	25
Total	0	0	(40)
Changes in non-cash working capital items:
Receivables and prepaids	0	0	(8)
Accounts payable and accrued liabilities	0	0	(7)
Operating cash flow (used by) provided from discontinued operations	0	0	(55)
Investing:
Mineral property interests, net of recoveries	0	0	(409)
Cash used by investing activities from discontinued operations	$ 0	$ 0	$ (409)